Business Segment, Geographic Information and Concentration of Risk	12 Months Ended
Jul. 01, 2016
Text Block [Abstract]
Business Segment, Geographic Information and Concentration of Risk
Business Segment, Geographic Information and Concentration of Risk
Segment Information
The Company historically was organized into two operating segments that have been aggregated into one reportable operating segment, the hard drive business. In October 2015, the Company received a decision from the Ministry of Commerce of the People’s Republic of China which enables it to integrate substantial portions of its HGST and WD subsidiaries. In May 2016, the Company completed its acquisition of SanDisk. With the integration and acquisition, the Company is going through a transformation into a storage solutions company with global scale, extensive product and technology assets and expertise in non-volatile memory within the data storage industry. As part of the transformation, the Company introduced a new operating model during the fourth quarter of 2016 that incorporates the HGST, WD and SanDisk businesses. As of fiscal year-end, the Company remained in a transition period from the existing operating model to the new operating model such that discrete information was not yet available that aligns with the revised management structure under the new operating model. Therefore as of July 1, 2016, the Company concluded that it has one reportable segment. The Company will continue to assess its operating segments and reportable segments under the new operating model in future periods once transition is complete.
Geographic Information
The Company’s operations outside the United States include manufacturing facilities in China, Japan, Malaysia, the Philippines and Thailand, as well as sales offices throughout the Americas, Asia Pacific, Europe and the Middle East. The following tables summarize the Company’s operations by geographic area:

Net revenue(1):
	2016	2015	2014
	(in millions)
United States	$3,651	$3,054	$3,013
China	2,413	2,726	3,499
Asia	3,989	4,552	4,756
Europe, Middle East and Africa	2,664	3,169	3,117
Other	277	1,071	745
Total	$12,994	$14,572	$15,130

Long-lived assets(2):
	July 1, 2016	July 3, 2015
	(in millions)
United States	$1,406	$1,121
China	463	367
Asia	1,628	1,473
Europe, Middle East and Africa	6	4
Total	$3,503	$2,965

(1)
Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.

(2)	Long-lived assets are attributed to the geographic location in which they are located.
Concentration and Credit Risk
The Company sells its products to computer manufacturers, resellers and retailers throughout the world. For 2016, no single customer accounted for 10% or more of the Company’s net revenue. For both 2015 and 2014, Hewlett-Packard Company accounted for 11% of the Company’s net revenue. Sales to the Company’s top ten customers accounted for 43%, 44% and 44% of the Company’s net revenue for 2016, 2015 and 2014, respectively.
The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral. The Company maintains allowances for potential credit losses, and such losses have historically been within management’s expectations. At any given point in time, the total amount outstanding from any one of a number of its customers may be individually significant to the Company’s financial results. At July 1, 2016, no single customer accounted for 10% or more of the Company’s net accounts receivable. As of July 3, 2015, the Company had two customers that accounted for 30% of the Company’s net accounts receivable. At July 1, 2016 and July 3, 2015, the Company had reserves for potential credit losses of $10 million and $7 million, respectively, and net accounts receivable of $1.5 billion and $1.5 billion, respectively.
The Company also has cash equivalent and investment policies that limit the amount of credit exposure to any one financial institution or investment instrument and requires that investments be made only with financial institutions or in investment instruments evaluated as highly credit-worthy.
Supplier Concentration
All of the Company’s flash memory system products require silicon wafers for the memory and controller components. The Company’s memory wafers are currently supplied almost entirely from Flash Ventures and the controller wafers are all manufactured by third-party sources. The failure of any of these sources to deliver silicon wafers could have a material adverse effect on the Company’s business, financial condition and results of operations.
In addition, some key components are purchased from single source vendors for which alternative sources are currently not available. Shortages could occur in these essential materials due to an interruption of supply or increased demand in the industry. If the Company was unable to procure certain of such materials, the Company’s sales could decline, which could have a material adverse effect upon its results of operations. The Company also relies on third-party subcontractors to assemble and test a portion of its products. The Company does not have long-term contracts with some of these subcontractors and cannot directly control product delivery schedules or manufacturing processes. This could lead to product shortages or quality assurance problems that could increase the manufacturing costs of the Company’s products and have material adverse effects on the Company’s operating results.